SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization, Consolidation and Presentation
Watsco, Inc. (collectively with its subsidiaries, “Watsco,” “we,” “us,” or “our”) was incorporated in Florida in 1956 and is the largest distributor of air conditioning, heating and refrigeration equipment and related parts and supplies (“HVAC/R”) in the HVAC/R distribution industry in North America. At December 31, 2022, we operated from 673 locations in 42 U.S. states, Canada, Mexico, and Puerto Rico with additional market coverage on an export basis to portions of Latin America and the Caribbean.
The consolidated financial statements include the accounts of Watsco, all of its wholly owned subsidiaries, the accounts of four joint ventures with Carrier Global Corporation, which we refer to as Carrier, the accounts of Carrier InterAmerica Corporation, of which we have an 80% controlling interest and Carrier has a 20%
non-controlling
interest, and our 38.1% investment in Russell Sigler, Inc. (“RSI”), which is accounted for under the equity method of accounting. All significant intercompany balances and transactions have been eliminated in consolidation.
Impact of the
COVID-19
Pandemic and Economic and Marketplace Dynamics
Since
COVID-19
was declared a pandemic in March 2020, it has had widespread impacts on global financial markets and business practices. Although we learned to navigate
COVID-19
while maintaining our operations in all material respects, the pandemic impacted our operations, and the operations of our customers and suppliers, throughout 2020 and into 2021. As the effects of the pandemic have continued to lessen with the normalization of living with
COVID-19
following the increase in accessibility to
COVID-19
vaccines and antiviral treatments, the impact of the pandemic on our business has been more reflective of greater economic and marketplace dynamics, which include inflation, supply chain disruptions, and labor shortages, rather than pandemic-related issues, such as quarantines, location closures, mandated restrictions, employee illnesses, and travel restrictions. The extent to which these macro-economic and marketplace dynamics impact our business, results of operations, and financial condition will depend on future developments, which are highly uncertain and cannot be predicted, therefore, we cannot reasonably estimate the future impact of such dynamics at this time.
Foreign Currency Translation and Transactions
The functional currency of our operations in Canada is the Canadian dollar. Foreign currency denominated assets and liabilities are translated into U.S. dollars at the exchange rates in effect at the balance sheet date, and income and expense items are translated at the average exchange rates in effect during the applicable period. The aggregate effect of foreign currency translation is recorded in accumulated other comprehensive loss in our consolidated balance sheets. Our net investment in our Canadian operations is recorded at the historical rate and the resulting foreign currency translation adjustments are included in accumulated other comprehensive loss in our consolidated balance sheets. Gains or losses resulting from transactions denominated in U.S. dollars are recognized in earnings primarily within cost of sales in our consolidated statements of income.
Our operations in Mexico consider their functional currency to be the U.S. dollar because the majority of their transactions are denominated in U.S. dollars. Gains or losses resulting from transactions denominated in Mexican pesos are recognized in earnings primarily within selling, general and administrative expenses in our consolidated statements of income.
Equity Method Investments
Investments in which we have the ability to exercise significant influence, but do not control, are accounted for under the equity method of accounting and are included in investment in unconsolidated entity in our consolidated balance sheets. Under this method of accounting, our proportionate share of the net income or loss of the investee is included in other income in our consolidated statements of income. The excess, if any, of the carrying amount of our investment over our ownership percentage in the underlying net assets of the investee is attributed to certain fair value adjustments with the remaining portion recognized as goodwill.
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Significant estimates include valuation reserves for accounts receivable, net realizable value adjustments to inventories, income taxes, reserves related to loss contingencies and the valuation of goodwill, indefinite-lived intangible assets, and long-lived assets. While we believe that these estimates are reasonable, actual results could differ from such estimates.

Level 1	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active; or model-driven valuations or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs for the asset or liability. These inputs reflect our own assumptions about the assumptions a market participant would use in pricing the asset or liability.
Revenue Recognition
Revenue primarily consists of sales of air conditioning, heating and refrigeration equipment, and related parts and supplies. We generate our revenue primarily from the sale of finished products to customers; therefore, the significant majority of our contracts are short-term in nature and have only a single performance obligation to deliver products. The performance obligation under such contracts is satisfied when we transfer control of the product to the customer. Some contracts contain a combination of product sales and services, the latter of which is distinct and accounted for as a separate performance obligation. We satisfy our performance obligations for services when we render the services within the agreed-upon service period. Total service revenue is not material and accounted for less than
1% of our consolidated revenues for all
periods presented
.
Revenue is recognized when control transfers to our customers when products are picked up, or via shipment of products or delivery of services. We measure revenue as the amount of consideration we expect to be entitled to receive in exchange for those goods or services, net of any variable considerations (e.g., rights to return product, sales incentives, others) and any taxes collected from customers and subsequently remitted to governmental authorities. Revenue for shipping and handling charges is recognized when products are delivered to the customer.
Product Returns
We estimate product returns based on historical experience and record them on a gross basis on our balance sheets. Substantially all customer returns relate to products that are returned under manufacturers’ warranty obligations. Accrued sales returns at December 31, 2022 and 2021 of $21,023 and $16,707, respectively, were included in accrued expenses and other current liabilities in our consolidated balance sheets.
Sales Incentives
We estimate sales incentives expected to be paid over the terms of the programs based on the most likely amounts. Sales incentives are accounted for as a reduction in the transaction price and are generally paid on an annual basis.
Practical Expedients
We generally expense sales commissions when incurred because the amortization period is one year or less. These costs are recorded within selling, general and administrative expenses. We do not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.
Advertising Costs
Advertising costs are expensed as incurred. Advertising expense for the years ended December 31, 2022, 2021, and 2020, were
$25,884, $21,552, and $12,588, respectively.
Shipping and Handling
Shipping and handling costs associated with inbound freight are capitalized to inventories and relieved through cost of sales as inventories are sold. Shipping and handling costs associated with the delivery of products are included in selling, general and administrative expenses. Shipping and handling costs for the years ended December 31, 2022, 2021 and 2020, were
 $86,620, $70,453, and $55,019,
respectively.
Share-Based Compensation
The fair value of stock option and restricted stock awards are expensed net of estimated forfeitures on a straight-line basis over the vesting period of the awards. Share-based compensation expense is included in selling, general and administrative expenses in our consolidated statements of income. Tax benefits resulting from tax deductions in excess of share-based compensation expense are recognized in our provision for income taxes in our consolidated statements of income.

Income Taxes
We record U.S. federal, state and foreign income taxes currently payable, as well as deferred taxes due to temporary differences between reporting income and expenses for financial statement purposes versus tax purposes. Deferred tax assets and liabilities reflect the temporary differences between the financial statement and income tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates is recognized as income or expense in the period that includes the enactment date. We and our eligible subsidiaries file a consolidated U.S. federal income tax return. As income tax returns are generally not filed until well after the closing process for the December 31 financial statements is complete, the amounts recorded at December 31 reflect estimates of what the final amounts will be when the actual income tax returns are filed for that calendar year. In addition, estimates are often required with respect to, among other things, the appropriate state income tax rates to use in the various states that we and our subsidiaries are required to file, the potential utilization of operating loss carryforwards, and valuation allowances required for tax assets that may not be realizable in the future.
We recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting this threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority.
Earnings per Share
We compute earnings per share using the
two-class
method. The
two-class
method of computing earnings per share is an earnings allocation formula that determines earnings per share for common stock and any participating securities according to dividends declared (whether paid or unpaid) and participation rights in undistributed earnings. Shares of our unvested restricted stock are considered participating securities because these awards contain a non-forfeitable
right to dividends irrespective of whether the awards ultimately vest. Under the two-class
method, earnings per common share for our Common and Class B common stock is computed by dividing the sum of distributed earnings to common shareholders and undistributed earnings allocated to common shareholders by the weighted-average number of shares of Common and Class B common stock outstanding for the period. In applying the two-class
method, undistributed earnings are allocated to Common stock, Class B common stock and participating securities based on the weighted-average shares outstanding during the period.
Diluted earnings per share reflects the dilutive effect of potential common shares from stock options. The dilutive effect of outstanding stock options is computed using the treasury stock method, which assumes any proceeds that could be obtained upon the exercise of stock options, would be used to purchase common stock at the average market price for the period. The assumed proceeds include the purchase price the optionee pays, the windfall tax benefit that we receive upon assumed exercise, and the unrecognized compensation expense at the end of each period.
Derivative Instruments and Hedging Activity
We have used derivative instruments, including forward and option contracts and swaps, to manage our exposure to fluctuations in foreign currency exchange rates and interest rates. The use of these derivative instruments modifies the exposure of these risks with the intent to reduce the risk or cost to us. We use derivative instruments as risk management tools and not for trading purposes. All derivatives, whether designated as hedging relationships or not, are recorded on the balance sheet at fair value. Cash flows from derivative instruments are classified in the consolidated statements of cash flows in the same category as the cash flows from the items subject to the designated hedge or undesignated (economic) hedge relationships. The hedging designation may be classified as one of the following:
No Hedging Designation.
The gain or loss on a derivative instrument not designated as an accounting hedging instrument is recognized in earnings within selling, general and administrative expenses.
Cash Flow Hedge.
A hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability is considered a cash flow hedge. The effective portion of the change in the fair value of a derivative that is designated as a cash flow hedge is recorded in other comprehensive (loss) income and reclassified to earnings as a component of cost of sales in the period for which the hedged transaction affects earnings. Ineffective portions of changes in the fair value of cash flow hedges are recognized in earnings.
Fair Value Hedge.
A
hedge of a recognized asset or liability or an unrecognized firm commitment is considered a fair value hedge. Fair value hedges, both the effective and ineffective portions of the changes in the fair value of the derivative, along with the gain or loss on the hedged item that is attributable to the hedged risk, are recorded in earnings.
See Note 1
6
for additional information pertaining to derivative instruments.
Loss Contingencies
Accruals are recorded for various contingencies including self-insurance, legal proceedings, environmental matters, and other claims that arise in the normal course of business. The estimation process contains uncertainty because accruals are based on judgment, the probability of losses and, where applicable, the consideration of opinions of external legal counsel and actuarially determined estimates. Additionally, we record receivables from third party insurers when recovery has been determined to be probable
.